Revenue (Tables)	9 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Investment Advisory Fees and Other Revenue	The table below summarizes the Company’s investment advisory fees and other revenue (in thousands):

	Successor	Predecessor		Successor	Predecessor
	Period from September 12, 2025 to September 30, 2025	Period from July 1, 2025 to September 11, 2025	Three Months Ended September 30, 2024	Period from September 12, 2025 to September 30, 2025	Period from January 1, 2025 to September 11, 2025	Nine Months Ended September 30, 2024
Investment advisory fees	$246	$1,283	$950	$246	$4,187	$2,560
Other revenue	9	5	34	9	35	55
Total revenue	$255	$1,288	$984	$255	$4,222	$2,615